Retirement-Related Benefits - Financial Information and Retirement Plan Changes Narrative (Details) $ in Millions	1 Months Ended			3 Months Ended			12 Months Ended
	Oct. 31, 2024 USD ($) participant	Sep. 30, 2024 USD ($) participant	Sep. 30, 2022 USD ($) participant	Dec. 31, 2024 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2022 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Defined Benefit Plans
Pension settlement charges							$ 3,113	$ 0	$ 5,894
Pension settlement charge, net of tax							$ 2,400
Personal Pension Plan (PPP)
Defined Benefit Plans
Benefit plan obligations transferred from plan		$ 6,000
Benefit plan assets transferred from plan		$ 6,000
United States
Defined Benefit Plans
Pension settlement charges					$ 2,700
Pension settlement charge, net of tax					$ 2,000
Non-U.S. Plans
Defined Benefit Plans
Benefit plan obligations transferred from plan	$ 1,200
Benefit plan assets transferred from plan	$ 1,200
Number of participants transferred to insurers | participant	6,000
Pension settlement charges				$ 400
Pension Plan | Qualified Plan
Defined Benefit Plans
Percentage of plan funded				116.00%			116.00%
Pension Plan | United States
Defined Benefit Plans
Percentage of plan funded				136.00%			136.00%
Benefit plan obligations transferred from plan			$ 16,000
Benefit plan assets transferred from plan			$ 16,000
Number of participants transferred to insurers | participant			100,000
Percentage of transferred participant pension benefits each insurer is responsible to pay			50.00%			50.00%
Pension settlement charges						$ 5,900
Pension settlement charge, net of tax						$ 4,400
Service period							1 year
Benefit contribution monthly percent							5.00%
Benefit contribution interest percent, through 2026							6.00%
Funded status				$ 3,373			$ 3,373	3,202
Amortization of net loss							452	109	527
Pension Plan | United States | Personal Pension Plan (PPP)
Defined Benefit Plans
Number of participants transferred to insurers | participant		32,000
Funded status				4,700			4,700
Amortization of net loss							$ 500
Pension Plan | United States | Minimum
Defined Benefit Plans
Benefit contribution interest percent, 2027 through 2033							3.00%
Pension Plan | Non-U.S. Plans
Defined Benefit Plans
Funded status				$ (3,286)			$ (3,286)	(4,420)
Amortization of net loss							$ 516	$ 400	$ 1,031